Earnings/(loss) per share - Summary of Basic and Diluted Earnings (Losses) per Share (Detail) - € / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Weighted average number of ordinary shares	54,899,456	54,853,045	54,853,045
Basic earnings/(loss) per share	€ (0.01)	€ 0.07	€ (0.45)
Diluted earnings/(loss) per share	€ (0.01)	€ 0.07	€ (0.45)